UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund

Advisor Shares - CIPSX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$66	1.28%

How did the Fund perform in the last six months?

The Champlain Small Company Fund (Advisor Shares) returned 8.78% for the six-month period ending June 30, 2026, which trailed the 22.57% return for the Russell 2000 Index and the 10.86% return for the Russell 3000 Index. Small caps staged one of their strongest first halves in decades, and while this Fund participated in that rally in absolute terms, our quality- and valuation-driven process lagged the benchmark.

This Fund's relative underperformance versus the Russell 2000 was most heavily concentrated in information technology and health care, which together accounted for much of the shortfall. Technology holdings lagged due to an overweight position and negative stock selection within software, an underweight in the semiconductor industry, and no exposure to the communications equipment industry; the latter two rallied more than 100% for the period. The divergence between software and semiconductor valuations remains acute. We continue to see opportunities in vertical software with proprietary datasets and high workflow criticality, and in infrastructure software technologies supporting inference at scale. These, we suspect, will be defensible in an era defined by AI-driven computing. Health care holdings underperformed, driven primarily by negative stock selection and an overweight position within health care equipment & supplies and, to a lesser extent, biotechnology. AtriCure was the largest detractor, down 29%, as shares came under pressure after Edwards Lifesciences announced plans to launch a competitive left atrial appendage occlusion device later this year. Financials also detracted, as the Fund’s overweight position in the insurance and capital markets industries, combined with challenging security selection, impacted results during the period. The Fund's consumer exposure, within both staples and discretionary, underperformed primarily due to negative stock selection during the period. Industrials holdings underperformed despite a favorable overweight position, as stock selection was negative but the deficit was minimized due to our selection within the materials sector.

Partially offsetting these headwinds, the Fund’s process-based exclusion of utilities and real estate, along with its lack of exposure to communication services, also aided relative results.

Our investment process has not been relevant since the Covid lockdown ended. The unprecedented government stimulus that was largely directed toward consumers has been followed by continued sizeable deficits as defense spending soars. The combination of passive flows and the AI phenomenon, including hyperscalers going all-in on data center construction, has created a large degree of uncertainty about when our investment process might return to favor. Nonetheless, we own a terrific collection of high return, reliable, financially sound companies that in aggregate offer our clients especially attractive reward to risk profiles given what we believe are the intrinsic values of the holdings.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Champlain Small Company Fund, Advisor Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Jul/16	$10,668	$10,444	$10,000
Jul/17	$12,900	$12,130	$11,845
Jul/18	$15,472	$14,118	$14,064
Jul/19	$15,674	$15,113	$13,443
Jul/20	$15,880	$16,765	$12,826
Dec/20	$20,260	$19,869	$17,205
Dec/21	$22,775	$24,967	$19,754
Dec/22	$18,033	$20,172	$15,717
Dec/23	$20,557	$25,408	$18,378
Dec/24	$23,378	$31,457	$20,498
Dec/25	$22,086	$36,850	$23,123
Jun/26	$24,026	$40,853	$28,342

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Semi-Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Small Company Fund, Advisor Shares	3.34%	1.59%	9.01%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%
Russell 2000 Index (USD) (TR)Footnote Reference*	40.78%	6.98%	11.62%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$816,194,276	81	$4,593,226	27%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials 24.0%
Financials 19.9%
Information Technology 18.5%
Health Care 15.9%
Consumer Discretionary 10.7%
Consumer Staples 3.7%
Energy 3.3%
Materials 2.2%
Short-Term Investment 2.2%

Table Summary
Value	Value
Short-Term Investment	2.2%
Materials	2.2%
Energy	3.3%
Consumer Staples	3.7%
Consumer Discretionary	10.7%
Health Care	15.9%
Information Technology	18.5%
Financials	19.9%
Industrials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nutanix, Cl A	2.6%
Novanta	2.5%
Everpure, Cl A	2.4%
SPX Technologies	2.3%
Commvault Systems	2.3%
Esab	2.2%
Simpson Manufacturing	2.2%
CSW Industrials	1.9%
Glaukos	1.9%
Skyward Specialty Insurance Group	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-773-3238 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund / Advisor Shares - CIPSX

Semi-Annual Shareholder Report: June 30, 2026

CIPSX-SAR-2026

The Advisors' Inner Circle Fund II

Champlain Small Company Fund

Institutional Shares - CIPNX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$53	1.03%

How did the Fund perform in the last six months?

The Champlain Small Company Fund (Institutional Shares) returned 8.91% for the six-month period ending June 30, 2026, which trailed the 22.57% return for the Russell 2000 Index and the 10.86% return for the Russell 3000 Index. Small caps staged one of their strongest first halves in decades, and while this Fund participated in that rally in absolute terms, our quality- and valuation-driven process lagged the benchmark.

This Fund's relative underperformance versus the Russell 2000 was most heavily concentrated in information technology and health care, which together accounted for much of the shortfall. Technology holdings lagged due to an overweight position and negative stock selection within software, an underweight in the semiconductor industry, and no exposure to the communications equipment industry; the latter two rallied more than 100% for the period. The divergence between software and semiconductor valuations remains acute. We continue to see opportunities in vertical software with proprietary datasets and high workflow criticality, and in infrastructure software technologies supporting inference at scale. These, we suspect, will be defensible in an era defined by AI-driven computing. Health care holdings underperformed, driven primarily by negative stock selection and an overweight position within health care equipment & supplies and, to a lesser extent, biotechnology. AtriCure was the largest detractor, down 29%, as shares came under pressure after Edwards Lifesciences announced plans to launch a competitive left atrial appendage occlusion device later this year. Financials also detracted, as the Fund’s overweight position in the insurance and capital markets industries, combined with challenging security selection, impacted results during the period. The Fund's consumer exposure, within both staples and discretionary, underperformed primarily due to negative stock selection during the period. Industrials holdings underperformed despite a favorable overweight position, as stock selection was negative but the deficit was minimized due to our selection within the materials sector.

Partially offsetting these headwinds, the Fund’s process-based exclusion of utilities and real estate, along with its lack of exposure to communication services, also aided relative results.

Our investment process has not been relevant since the Covid lockdown ended. The unprecedented government stimulus that was largely directed toward consumers has been followed by continued sizeable deficits as defense spending soars. The combination of passive flows and the AI phenomenon, including hyperscalers going all-in on data center construction, has created a large degree of uncertainty about when our investment process might return to favor. Nonetheless, we own a terrific collection of high return, reliable, financially sound companies that in aggregate offer our clients especially attractive reward to risk profiles given what we believe are the intrinsic values of the holdings.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Table Summary
	Champlain Small Company Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Jul/17	$1,171,674	$1,158,395	$1,163,955
Jul/18	$1,408,712	$1,348,286	$1,381,997
Jul/19	$1,430,398	$1,443,339	$1,320,932
Jul/20	$1,452,618	$1,601,091	$1,260,302
Dec/20	$1,855,192	$1,897,477	$1,690,549
Dec/21	$2,091,170	$2,384,390	$1,941,071
Dec/22	$1,659,882	$1,926,422	$1,544,385
Dec/23	$1,896,849	$2,426,460	$1,805,833
Dec/24	$2,162,513	$3,004,147	$2,014,187
Dec/25	$2,048,280	$3,519,220	$2,272,142
Jun/26	$2,230,870	$3,901,527	$2,784,935

Since its inception on August 31, 2016. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Semi-Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Champlain Small Company Fund, Institutional Shares	3.62%	1.85%	8.50%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	14.84%
Russell 2000 Index (USD) (TR)Footnote Reference*	40.78%	6.98%	10.97%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$816,194,276	81	$4,593,226	27%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	2.2%
Materials	2.2%
Energy	3.3%
Consumer Staples	3.7%
Consumer Discretionary	10.7%
Health Care	15.9%
Information Technology	18.5%
Financials	19.9%
Industrials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nutanix, Cl A	2.6%
Novanta	2.5%
Everpure, Cl A	2.4%
SPX Technologies	2.3%
Commvault Systems	2.3%
Esab	2.2%
Simpson Manufacturing	2.2%
CSW Industrials	1.9%
Glaukos	1.9%
Skyward Specialty Insurance Group	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-773-3238 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Champlain Small Company Fund / Institutional Shares - CIPNX

Semi-Annual Shareholder Report: June 30, 2026

CIPNX-SAR-2026

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund

Advisor Shares - CIPMX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$59	1.18%

How did the Fund perform in the last six months?

The Champlain Mid Cap Fund (Advisor Shares) returned 2.55% for the six-month period ending June 30, 2026, which trailed the 15.30% return for the Russell Midcap Index and the 10.86% return for the Russell 3000 Index.

Information technology was this Fund's largest relative detractor, primarily driven by not owning the strongest performers in technology hardware, storage & peripherals, which don’t typically align with our investment process, and no exposure to communications equipment or electronic equipment, instruments & components. These represent several of the market's strongest-performing industries, with communications equipment alone rallying more than 100% for the period. A large position in software was a modest drag, as favorable stock selection within the industry partially offset the impact of being overweight. The divergence between software and semiconductor valuations is acute, though we see green shoots for a mean reversion. We continue to see opportunities in vertical software with proprietary datasets and high workflow criticality, and in infrastructure software technologies supporting inference at scale. These, we suspect, will be defensible in an era defined by AI-driven computing. The Fund’s financial holdings underperformed due to negative stock selection and overweight positions in both capital markets and insurance. Rising rates, driven by escalating geopolitical conflict, pressured insurance valuations broadly, while growing investor concern that AI-enabled tools could disrupt insurance distribution weighed on brokerage stocks; we believe the deeply embedded, relationship-driven nature of specialty insurance brokerage creates meaningful barriers to AI displacement. In health care, positions in life sciences tools & services and health care equipment & supplies drove underperformance, though Bio-Techne was a bright spot after agreeing to be acquired by Merck KGaA at a 24% premium. In consumer discretionary, Chewy was the largest detractor as the pet food and supplies industry contends with muted demand, even as Chewy continues to take market share; Tractor Supply also lagged on softer companion-animal category trends.

This Fund benefited from its underweight of, or lack of exposure to, several of the benchmark's weaker-performing sectors, including real estate, utilities, materials, and communication services, all areas where our investment process has limited or no allocation.

Our investment process has not been relevant since the Covid lockdown ended. The unprecedented government stimulus that was largely directed toward consumers has been followed by continued sizeable deficits as defense spending soars. The combination of passive flows and the AI phenomenon including hyperscalers going all-in on data center construction has created a large degree of uncertainty about when our investment process might return to favor. Nonetheless, we own a terrific collection of high return, reliable, financially sound companies that in aggregate offer our clients especially attractive reward to risk profiles given what we believe are the intrinsic values of the holdings.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Champlain Mid Cap Fund, Advisor Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD) (TR)Footnote Reference*
Jul/16	$10,822	$10,444	$10,437
Jul/17	$12,646	$12,130	$11,798
Jul/18	$15,046	$14,118	$13,386
Jul/19	$17,175	$15,113	$14,283
Jul/20	$19,126	$16,765	$14,575
Dec/20	$22,981	$19,869	$17,740
Dec/21	$28,635	$24,967	$21,746
Dec/22	$21,044	$20,172	$17,981
Dec/23	$24,275	$25,408	$21,079
Dec/24	$25,721	$31,457	$24,313
Dec/25	$26,085	$36,850	$26,890
Jun/26	$26,750	$40,853	$31,003

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Semi-Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Advisor Shares	1.56%	0.45%	9.82%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%
Russell Midcap Index (USD) (TR)Footnote Reference*	21.63%	8.50%	12.00%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,208,080,612	72	$7,480,857	25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials
24.8%
Information Technology
23.2%
Health Care
17.3%
Financials
16.8%
Consumer Discretionary
7.8%
Energy
5.9%
Short-Term Investments
2.8%
Consumer Staples
1.9%

Table Summary
Value	Value
Consumer Staples	1.9%
Short-Term Investments	2.8%
Energy	5.9%
Consumer Discretionary	7.8%
Financials	16.8%
Health Care	17.3%
Information Technology	23.2%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	3.0%
Synopsys	2.9%
Nutanix, Cl A	2.6%
EOG Resources	2.5%
Texas Pacific Land	2.4%
Tradeweb Markets, Cl A	2.3%
Fastenal	2.3%
Veeva Systems, Cl A	2.2%
Everpure, Cl A	2.1%
IDEX	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-773-3238 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund / Advisor Shares - CIPMX

Semi-Annual Shareholder Report: June 30, 2026

CIPMX-SAR-2026

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund

Institutional Shares - CIPIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$47	0.93%

How did the Fund perform in the last six months?

The Champlain Mid Cap Fund (Institutional Shares) returned 2.65% for the six-month period ending June 30, 2026, which trailed the 15.30% return for the Russell Midcap Index and the 10.86% return for the Russell 3000 Index.

Information technology was this Fund's largest relative detractor, primarily driven by not owning the strongest performers in technology hardware, storage & peripherals, which don’t typically align with our investment process, and no exposure to communications equipment or electronic equipment, instruments & components. These represent several of the market's strongest-performing industries, with communications equipment alone rallying more than 100% for the period. A large position in software was a modest drag, as favorable stock selection within the industry partially offset the impact of being overweight. The divergence between software and semiconductor valuations is acute, though we see green shoots for a mean reversion. We continue to see opportunities in vertical software with proprietary datasets and high workflow criticality, and in infrastructure software technologies supporting inference at scale. These, we suspect, will be defensible in an era defined by AI-driven computing. The Fund’s financial holdings underperformed due to negative stock selection and overweight positions in both capital markets and insurance. Rising rates, driven by escalating geopolitical conflict, pressured insurance valuations broadly, while growing investor concern that AI-enabled tools could disrupt insurance distribution weighed on brokerage stocks; we believe the deeply embedded, relationship-driven nature of specialty insurance brokerage creates meaningful barriers to AI displacement. In health care, positions in life sciences tools & services and health care equipment & supplies drove underperformance, though Bio-Techne was a bright spot after agreeing to be acquired by Merck KGaA at a 24% premium. In consumer discretionary, Chewy was the largest detractor as the pet food and supplies industry contends with muted demand, even as Chewy continues to take market share; Tractor Supply also lagged on softer companion-animal category trends.

This Fund benefited from its underweight of, or lack of exposure to, several of the benchmark's weaker-performing sectors, including real estate, utilities, materials, and communication services, all areas where our investment process has limited or no allocation.

Our investment process has not been relevant since the Covid lockdown ended. The unprecedented government stimulus that was largely directed toward consumers has been followed by continued sizeable deficits as defense spending soars. The combination of passive flows and the AI phenomenon including hyperscalers going all-in on data center construction has created a large degree of uncertainty about when our investment process might return to favor. Nonetheless, we own a terrific collection of high return, reliable, financially sound companies that in aggregate offer our clients especially attractive reward to risk profiles given what we believe are the intrinsic values of the holdings.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Table Summary
	Champlain Mid Cap Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD) (TR)Footnote Reference*
Jul/16	$1,084,548	$1,044,449	$1,043,746
Jul/17	$1,270,810	$1,212,970	$1,179,830
Jul/18	$1,514,856	$1,411,807	$1,338,563
Jul/19	$1,733,462	$1,511,339	$1,428,332
Jul/20	$1,936,283	$1,676,523	$1,457,520
Dec/20	$2,328,441	$1,986,872	$1,774,001
Dec/21	$2,908,135	$2,496,725	$2,174,643
Dec/22	$2,143,412	$2,017,181	$1,798,100
Dec/23	$2,479,011	$2,540,777	$2,107,863
Dec/24	$2,632,583	$3,145,680	$2,431,287
Dec/25	$2,677,327	$3,685,021	$2,688,950
Jun/26	$2,748,361	$4,085,338	$3,100,320

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Semi-Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Institutional Shares	1.80%	0.71%	10.10%
Russell 3000 Index (USD) (TR)Footnote Reference*	22.81%	12.30%	15.06%
Russell Midcap Index (USD) (TR)Footnote Reference*	21.63%	8.50%	12.00%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,208,080,612	72	$7,480,857	25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Short-Term Investments	2.8%
Energy	5.9%
Consumer Discretionary	7.8%
Financials	16.8%
Health Care	17.3%
Information Technology	23.2%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	3.0%
Synopsys	2.9%
Nutanix, Cl A	2.6%
EOG Resources	2.5%
Texas Pacific Land	2.4%
Tradeweb Markets, Cl A	2.3%
Fastenal	2.3%
Veeva Systems, Cl A	2.2%
Everpure, Cl A	2.1%
IDEX	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-773-3238 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Champlain Mid Cap Fund / Institutional Shares - CIPIX

Semi-Annual Shareholder Report: June 30, 2026

CIPIX-SAR-2026

The Advisors' Inner Circle Fund II

Champlain Strategic Focus Fund

Institutional Shares - CIPTX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$43	0.85%

How did the Fund perform in the last six months?

The Champlain Strategic Focus Fund (Institutional Shares) returned 2.87% for the six-month period ending June 30, 2026, which trailed the 7.27% return for the Russell Midcap Growth Index and the 10.86% return for the Russell 3000 Index. This Fund's relative underperformance versus the Russell Midcap Growth Index was concentrated in its information technology and industrials holdings, though a large underweight of consumer discretionary — one of the benchmark's weaker-performing sectors — provided a meaningful offset.

Within information technology, several of this Fund's core holdings were caught up in a broader drawdown tied to investor anxiety over the long-term durability of software growth in an AI-driven world. Zscaler, ServiceNow, Veeva Systems (classified as health care), Autodesk, and MongoDB all detracted meaningfully despite, in several cases, continuing to post solid fundamental results. Ryan Specialty, within the financials sector, likewise declined on an AI-disruption narrative for insurance brokers. These losses were only partially offset by strength in Datadog, which rebuked AI-disruption concerns with broad-based, accelerating growth, and Okta, which benefited from go-to-market refinements and platform-strategy traction. Lack of exposure to the semiconductors & semiconductor equipment industry, which returned over 100%, was also a considerable relative headwind. In industrials, strong returns from several machinery holdings (Nordson Corporation, IDEX Corporation, and Fortive) were helpful to absolute returns, though not enough to overcome lack of or under-weighted exposure to stronger returning industries within the sector (e.g. construction & engineering).

This Fund's large underweight of consumer discretionary was a large contributor to the relative performance, as the sector lagged the broader benchmark. The Fund's modest holdings within the sector, namely Wingstop, were themselves a mild relative drag. The Fund's lack of exposure to communication services and underweight of utilities were also beneficial, as both sectors underperformed the benchmark. Elsewhere, Axon Enterprise Fastenal, and AMETEK were among this Fund's strongest absolute and relative contributors for the period.

The unprecedented government stimulus that was largely directed toward consumers during COVID has been followed by continued sizeable deficits as defense spending soars. The combination of passive flows and the AI phenomenon including hyperscalers going all-in on data center construction has created a large degree of uncertainty about when our investment process might return to favor. Nonetheless, we own a terrific collection of high return, reliable, financially sound companies that in aggregate offer our clients especially attractive reward to risk profiles given what we believe are the intrinsic values of the holdings.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Table Summary
	Champlain Strategic Focus Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Growth Benchmark Index (USD) (TR)Footnote Reference*Footnote Reference†
Dec/23	$1,135,000	$1,102,449	$1,136,729
Dec/24	$1,184,887	$1,364,917	$1,387,981
Dec/25	$1,252,867	$1,598,938	$1,508,139
Jun/26	$1,288,784	$1,772,637	$1,617,852

Since its inception on October 16, 2023. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-773-3238 or visit https://cipvt.com/documents/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	As of March 2025, the benchmark name changed from Russell Midcap Growth Index to Russell Midcap Growth Benchmark Index, to reflect that it follows an uncapped methodology. Specifically, the Russell Midcap Growth Benchmark Index reflects the full market-cap weightings and does not apply the capping constraints introduced in 2025.

Average Semi-Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Champlain Strategic Focus Fund, Institutional Shares	2.63%	9.83%
Russell 3000 Index (USD) (TR)	22.81%	23.55%
Russell Midcap Growth Benchmark Index (USD) (TR) *	6.17%	19.45%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,743,526	27	$-	35%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials
34.1%
Information Technology
32.2%
Health Care
11.5%
Financials
8.8%
Energy
5.5%
Short-Term Investment
4.9%
Consumer Discretionary
2.9%

Table Summary
Value	Value
Consumer Discretionary	2.9%
Short-Term Investment	4.9%
Energy	5.5%
Financials	8.8%
Health Care	11.5%
Information Technology	32.2%
Industrials	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Axon Enterprise	6.5%
Synopsys	5.6%
Fastenal	5.5%
Veeva Systems, Cl A	5.4%
IDEX	5.2%
Okta, Cl A	4.8%
Everpure, Cl A	4.8%
AMETEK	4.1%
MongoDB, Cl A	3.8%
Nutanix, Cl A	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-773-3238

  https://cipvt.com/documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-773-3238 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Champlain Strategic Focus Fund / Institutional Shares - CIPTX

Semi-Annual Shareholder Report: June 30, 2026

CIPTX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND II

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
06.30.26

INVESTMENT ADVISER:
CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS

JUNE 30, 2026

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes In Net Assets	13
Financial Highlights	16
Notes to Financial Statements	21
Other Information (Form N-CSRS Items 8-11)	34

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value
CONSUMER DISCRETIONARY — 10.7%
Brinker International *	77,000	$12,936,000
Cava Group *	150,900	11,842,632
First Watch Restaurant Group *	288,000	3,712,320
Floor & Decor Holdings, Cl A *	178,000	10,566,080
OneSpaWorld Holdings	263,000	7,427,120
Planet Fitness, Cl A *	64,000	3,338,880
Shake Shack, Cl A *	58,000	3,249,160
Valvoline *	323,000	12,771,420
Wingstop	52,000	9,017,320
Wyndham Hotels & Resorts	149,000	12,547,290
		87,408,222
CONSUMER STAPLES — 3.7%
Celsius Holdings *	289,000	8,461,920
elf Beauty *	120,000	8,880,000
Sprouts Farmers Market *	153,000	12,940,740
		30,282,660
ENERGY — 3.3%
Cactus, Cl A	249,000	12,756,270
Matador Resources	277,000	13,789,060
		26,545,330
FINANCIALS — 19.9%
Baldwin Insurance Group, Cl A *	338,000	8,984,040
BancFirst	79,000	8,779,270
Central BanCo, Cl A	311,975	9,477,801
Commerce Bancshares	188,000	10,857,000
Cullen/Frost Bankers	79,000	12,207,080
First Financial Bankshares	380,000	13,148,000
German American Bancorp	217,000	10,298,820
Kinsale Capital Group	17,000	5,606,770
Lincoln International, Cl A *	110,000	2,625,700
MarketAxess Holdings	50,000	5,674,500
Nicolet Bankshares	42,000	6,946,380
Palomar Holdings *	106,000	13,397,340

The accompanying notes are an integral part of the financial statements.
1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
PJT Partners, Cl A	73,000	$11,018,620
RLI	156,000	9,214,920
Skyward Specialty Insurance Group *	253,000	14,762,550
Stock Yards Bancorp	114,000	8,717,580
StoneX Group *	92,000	10,902,000
		162,618,371
HEALTH CARE — 15.9%
AtriCure *	383,000	10,716,340
Bruker	137,000	8,244,660
Caris Life Sciences *	400,000	7,128,000
Glaukos *	110,000	15,373,600
Globus Medical, Cl A *	117,000	9,244,170
HeartFlow *	288,000	8,449,920
IRhythm Holdings *	37,000	4,401,150
Merit Medical Systems *	160,000	11,094,400
Penumbra *	44,000	13,893,000
Procept Biorobotics *	401,000	9,054,580
Repligen *	67,000	9,141,480
SI-BONE *	340,135	5,551,003
Veracyte *	68,000	3,993,640
Vericel *	299,000	13,302,510
		129,588,453
INDUSTRIALS — 24.0%
AAON	73,000	9,260,780
AeroVironment *	29,000	4,787,030
Bloom Energy, Cl A *	17,485	5,292,709
Brady, Cl A	47,000	4,303,790
CSW Industrials	56,000	15,584,800
Enerpac Tool Group, Cl A	263,000	9,431,180
Esab	182,000	17,950,660
JBT Marel	51,000	7,395,000
Kadant	42,000	13,197,660
Karman Holdings *	72,000	3,594,240
Kratos Defense & Security Solutions *	90,000	4,487,400

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Modine Manufacturing *	8,680	$2,317,734
MSA Safety	81,000	14,140,980
RB Global	123,000	14,323,350
RBC Bearings *	11,000	7,084,660
Simpson Manufacturing	85,000	17,794,750
SPX Technologies *	77,000	18,878,090
Standex International	35,000	12,518,450
Transcat *	72,000	6,679,440
Watts Water Technologies, Cl A	18,000	7,046,100
		196,068,803
INFORMATION TECHNOLOGY — 18.5%
Alkami Technology *	362,000	6,559,440
Braze, Cl A *	275,000	5,964,750
Commvault Systems *	132,000	18,708,360
Credo Technology Group Holding *	30,000	8,158,500
Everpure, Cl A *	250,000	19,697,500
Gitlab, Cl A *	93,455	2,853,181
Novanta *	126,000	20,442,240
Nutanix, Cl A *	416,000	21,199,360
Ralliant	166,000	12,222,580
Rambus *	107,000	14,203,180
SentinelOne, Cl A *	583,000	9,893,510
SiTime *	15,000	11,183,400
		151,086,001
MATERIALS — 2.2%
Sensient Technologies	88,000	10,849,520
Solstice Advanced Materials	82,000	7,265,200
		18,114,720
TOTAL COMMON STOCK
(Cost $621,274,911)		801,712,560

The accompanying notes are an integral part of the financial statements.

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND JUNE 30, 2026 (Unaudited)

SHORT-TERM INVESTMENT — 2.2%

	Shares	Value
Fidelity Investments - Money Market Treasury Only, Cl I, 3.550% **	17,881,890	$17,881,890
TOTAL CASH EQUIVALENT
(Cost $17,881,890)		17,881,890
TOTAL INVESTMENTS — 100.4%
(Cost $639,156,801)		$819,594,450

Percentages are based on Net Assets of $816,194,276.

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2026.

Cl — Class

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value
CONSUMER DISCRETIONARY — 7.8%
Cava Group *	212,000	$16,637,760
Chewy, Cl A *	721,000	14,167,650
Domino's Pizza	16,000	4,736,640
Floor & Decor Holdings, Cl A *	270,000	16,027,200
Planet Fitness, Cl A *	88,000	4,590,960
Tractor Supply	230,000	7,270,300
Wingstop	74,000	12,832,340
Wyndham Hotels & Resorts	214,000	18,020,940
		94,283,790
CONSUMER STAPLES — 1.9%
Celsius Holdings *	210,000	6,148,800
Sprouts Farmers Market *	208,000	17,592,640
		23,741,440
ENERGY — 5.9%
EOG Resources	236,000	30,616,280
Equities	230,000	12,229,100
Texas Pacific Land	65,000	28,446,600
		71,291,980
FINANCIALS — 16.8%
Arch Capital Group *	240,000	23,294,400
Brown & Brown	189,000	12,124,350
Commerce Bancshares	314,000	18,133,500
Cullen/Frost Bankers	119,000	18,387,880
Houlihan Lokey, Cl A	131,000	17,571,030
Kinsale Capital Group	43,000	14,181,830
LPL Financial Holdings	55,000	15,492,400
MSCI, Cl A	29,000	16,241,160
Ryan Specialty Holdings, Cl A	479,000	18,087,040
Toast, Cl A *	783,000	21,783,060
Tradeweb Markets, Cl A	279,000	27,805,140
		203,101,790
HEALTH CARE — 17.3%
Agilent Technologies	117,500	15,607,525

The accompanying notes are an integral part of the financial statements.

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Bio-Techne	275,000	$19,428,750
Cooper *	277,000	19,863,670
Dexcom *	172,000	11,584,200
Edwards Lifesciences *	224,000	20,263,040
Mettler-Toledo International *	13,500	17,246,385
Natera *	15,385	4,176,259
Penumbra *	76,000	23,997,000
Repligen *	103,000	14,053,320
STERIS PLC	70,000	14,739,900
Veeva Systems, Cl A *	153,000	27,152,910
Waters *	55,000	20,627,200
		208,740,159
INDUSTRIALS — 24.8%
AAON	112,000	14,208,320
AeroVironment *	28,000	4,621,960
AMETEK	88,000	21,290,720
Axon Enterprise *	41,000	22,985,010
Bloom Energy, Cl A *	17,000	5,145,900
Carlisle	60,000	21,765,000
Esab	184,000	18,147,920
Fastenal	569,000	27,329,070
Graco	142,000	10,736,620
IDEX	111,000	25,191,450
Karman Holdings *	188,000	9,384,960
Lincoln Electric Holdings	41,000	10,885,910
MSA Safety	74,000	12,918,920
Nordson	43,000	12,972,670
nVent Electric PLC	64,000	10,855,040
Veralto	135,000	11,971,800
Waste Connections	109,000	18,169,210
WW Grainger	18,000	24,487,200
Xylem	138,000	16,312,980
		299,380,660

The accompanying notes are an integral part of the financial statements.

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 23.2%
Akamai Technologies *	111,000	$13,121,310
Autodesk *	49,000	9,526,580
Credo Technology Group Holding *	43,000	11,693,850
Datadog, Cl A *	48,000	12,497,280
Everpure, Cl A *	323,000	25,449,170
Gitlab, Cl A *	110,000	3,358,300
MongoDB, Cl A *	47,000	15,787,300
Nutanix, Cl A *	625,000	31,850,000
Okta, Cl A *	262,000	35,749,900
Palo Alto Networks *	70,000	23,871,400
Rubrik, Cl A *	286,000	22,960,080
Snowflake, Cl A *	44,000	11,198,000
Synopsys *	78,000	34,793,460
Teradyne	29,000	14,031,360
Zscaler *	99,000	13,973,850
		279,861,840
TOTAL COMMON STOCK
(Cost $835,705,142)		1,180,401,659

SHORT-TERM INVESTMENTS** — 2.8%

Fidelity Investments - Money Market Treasury Only, Cl I, 3.550%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 3.580%	14,202,501	14,202,501
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,202,501)		34,202,501
TOTAL INVESTMENTS — 100.5%
(Cost $869,907,643)		$1,214,604,160

Percentages are based on Net Assets of $1,208,080,612.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of June 30, 2026.

The accompanying notes are an integral part of the financial statements.

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND JUNE 30, 2026 (Unaudited)

Cl — Class

PLC — Public Limited Company

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%#

	Shares	Value
CONSUMER DISCRETIONARY — 2.9%
Wingstop	630	$109,248

ENERGY — 5.5%
EOG Resources	625	81,081
Texas Pacific Land	290	126,916
		207,997
FINANCIALS — 8.8%
MSCI, Cl A	210	117,608
Ryan Specialty Holdings, Cl A	2,730	103,085
Tradeweb Markets, Cl A	1,080	107,633
		328,326
HEALTH CARE — 11.5%
Mettler-Toledo International *	95	121,364
Veeva Systems, Cl A *	1,145	203,203
Waters *	280	105,011
		429,578
INDUSTRIALS — 34.1%
AMETEK	630	152,422
Axon Enterprise *	435	243,865
Carlisle	325	117,894
Esab	1,320	130,192
Fastenal	4,275	205,328
IDEX	850	192,908
Veralto	1,455	129,029
Waste Connections	635	105,848
		1,277,486
INFORMATION TECHNOLOGY — 32.2%
Autodesk *	415	80,684
Datadog, Cl A *	145	37,752
Everpure, Cl A *	2,295	180,823
MongoDB, Cl A *	420	141,078
Nutanix, Cl A *	2,680	136,573

The accompanying notes are an integral part of the financial statements.

9

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Okta, Cl A *	1,330	$181,478
ServiceNow *	1,185	117,647
Synopsys *	470	209,653
Zscaler *	845	119,272
		1,204,960
TOTAL COMMON STOCK
(Cost $3,271,195)		3,557,595

SHORT-TERM INVESTMENT — 4.9%

Fidelity Investments - Money Market Treasury Only, Cl I, 3.550% **	183,937	183,937
TOTAL CASH EQUIVALENT
(Cost $183,937)		183,937
TOTAL INVESTMENTS — 99.9%
(Cost $3,455,132)		$3,741,532

Percentages are based on Net Assets of $3,743,526.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2026.

Cl — Class

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

10

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS JUNE 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Champlain Small Company Fund	Champlain Mid Cap Fund	Champlain Strategic Focus Fund
Assets:
Investments, at value (Cost $639,156,801, $869,907,643 and $3,455,132, respectively)	$819,594,450	$1,214,604,160	$3,741,532
Receivable for Investment Securities Sold	12,124,197	–	–
Receivable for Capital Shares Sold	602,059	1,380,091	–
Receivable for Dividends	296,647	232,307	805
Reclaim Receivable	22,529	53,756	–
Receivable from Adviser	–	–	2,425
Prepaid Expenses	23,445	40,177	9,641
Total Assets	832,663,327	1,216,310,491	3,754,403
Liabilities:
Payable for Capital Shares Redeemed	14,068,423	6,329,665	–
Payable for Investment Securities Purchased	1,252,235	–	–
Payable due to Distributor — Advisor Shares	114,727	39,811	–
Payable due to Printing Fees	52,185	120,127	4,342
Payable due to Custodian	–	19,652	1,273
Payable due to Investment Adviser	601,597	736,901	–
Payable due to Transfer Agent	275,796	851,089	4,983
Payable due to Administrator	46,986	66,202	187
Chief Compliance Officer Fees Payable	1,586	3,014	5
Payable due to Trustees	1,193	1,402	4
Other Accrued Expenses	54,323	62,016	83
Total Liabilities	16,469,051	8,229,879	10,877
Commitments and Contingencies‡
Net Assets	$816,194,276	$1,208,080,612	$3,743,526
NET ASSETS CONSIST OF:
Paid-in Capital	$626,035,555	$626,118,647	$3,243,813
Total Distributable Earnings	190,158,721	581,961,965	499,713
Net Assets	$816,194,276	$1,208,080,612	$3,743,526
ADVISOR SHARES:
Net Assets	$273,993,736	$88,398,280	N/A
Shares Issued and Outstanding
(unlimited authorization — no par value)	14,946,794	4,388,933	N/A
Net Asset Value, Offering and Redemption Price Per Share	$18.33	$20.14	N/A
INSTITUTIONAL SHARES:
Net Assets	$542,200,540	$1,119,682,332	$3,743,526
Shares Issued and Outstanding
(unlimited authorization — no par value)	28,442,824	52,616,793	306,839
Net Asset Value, Offering and Redemption Price Per Share	$19.06	$21.28	$12.20

Amounts designated as "—" are $0.

N/A - Not Applicable

‡	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
11

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Champlain Small Company Fund	Champlain Mid Cap Fund	Champlain Strategic Focus Fund
Investment Income
Dividends	$3,705,821	$6,529,927	$10,698
Less: Foreign Taxes Withheld	(17,718)	(18,638)	(33)
Total Investment Income	3,688,103	6,511,289	10,665
Expenses
Investment Advisory Fees	4,593,226	7,530,623	14,546
Administration Fees	352,740	666,852	1,149
Distribution Fees — Advisor Shares	341,865	134,925	—
Trustees' Fees	9,202	18,424	29
Chief Compliance Officer Fees	2,859	5,466	10
Transfer Agent Fees	582,093	1,021,102	15,365
Reflow Fees	72,075	423,687	—
Printing Fees	46,189	97,946	—
Professional Fees	24,461	46,535	85
Custodian Fees	23,829	47,734	4,843
Registration Fees	23,552	31,094	8,089
Line of Credit	10,946	4,628	—
Insurance and Other Expenses	7,774	30,065	304
Total Expenses	6,090,811	10,059,081	44,420
Less: Advisory Fees Waived	—	(49,766)	(14,546)
Less: Reimbursement from Adviser	—	—	(14,190)
Less: Fees Paid Indirectly	(2,983)	(28,975)	(229)
Net Expenses	6,087,828	9,980,340	15,455
Net Investment (Loss)	(2,399,725)	(3,469,051)	(4,790)
Net Realized Gain (Loss)
Investments	32,863,923	87,275,699	14,811
Redemptions In-Kind	20,343,810	116,434,748	—
Net Realized Gain	53,207,733	203,710,447	14,811
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,806,689	(241,797,709)	60,858
Net Realized and Unrealized Gain (Loss)	74,014,422	(38,087,262)	75,669
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,614,697	$(41,556,313)	$70,879

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.
12

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income (Loss)	$(2,399,725)	$(6,475,838)
Net Realized Gain (Loss)	53,207,733	236,278,772
Net Change in Unrealized Appreciation (Depreciation)	20,806,689	(330,884,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,614,697	(101,081,645)

Distributions:
Advisor Shares	—	(56,349,946)
Institutional Shares	—	(202,468,124)
Total Distributions	—	(258,818,070)

Capital Share Transactions:(1)

Advisor Shares:
Issued	15,655,018	31,062,635
Reinvestment of Distributions	—	55,612,433
Redeemed	(59,832,386)	(84,941,650	)(2)
Increase (Decrease) from Advisor Shares Capital Share Transactions	(44,177,368)	1,733,418
Institutional Shares:
Issued	112,179,357	424,363,177
Reinvestment of Distributions	—	199,560,657
Redeemed	(668,989,618)	(925,279,186	)(2)
Decrease from Institutional Shares Capital Share Transactions	(556,810,261)	(301,355,352)
Net (Decrease) in Net Assets from Capital Share Transactions	(600,987,629)	(299,621,934)
Total (Decrease) in Net Assets	(529,372,932)	(659,521,649)

Net Assets:
Beginning of Period/Year	1,345,567,208	2,005,088,857
End of Period/Year	$816,194,276	$1,345,567,208

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	Includes redemption in-kind transactions. See additional information contained in Note 13 in the Notes to Financial Statements.

Amounts designated as " —" are $0.

The accompanying notes are an integral part of the financial statements.
13

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income (Loss)	$(3,469,051)	$(5,223,993)
Net Realized Gain (Loss)	203,710,447	619,349,615
Net Change in Unrealized Appreciation (Depreciation)	(241,797,709)	(556,842,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,556,313)	57,283,229

Distributions:
Advisor Shares	—	(21,342,013)
Institutional Shares	—	(446,013,329)
Total Distributions	—	(467,355,342)

Capital Share Transactions:(1)

Advisor Shares:
Issued	5,535,771	21,695,170
Reinvestment of Distributions	—	20,531,032
Redeemed	(48,758,262)	(83,791,642	)(2)
Decrease from Advisor Shares Capital Share Transactions	(43,222,491)	(41,565,440)
Institutional Shares:
Issued	451,404,403	693,129,995
Reinvestment of Distributions	—	374,556,433
Redeemed	(2,171,046,455)	(2,447,058,014	)(2)
Decrease from Institutional Shares Capital Share Transactions	(1,719,642,052)	(1,379,371,586)
Net (Decrease) in Net Assets from Capital Share Transactions	(1,762,864,543)	(1,420,937,026)
Total (Decrease) in Net Assets	(1,804,420,856)	(1,831,009,139)

Net Assets:
Beginning of Period/Year	3,012,501,468	4,843,510,607
End of Period/Year	$1,208,080,612	$3,012,501,468

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	Includes redemption in-kind transactions. See additional information contained in Note 13 in the Notes to Financial Statements.

Amounts designated as " —" are $0.

The accompanying notes are an integral part of the financial statements.
14

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income (Loss)	$(4,790)	$(12,212)
Net Realized Gain (Loss)	14,811	210,170
Net Change in Unrealized Appreciation (Depreciation)	60,858	19,696
Net Increase in Net Assets Resulting from Operations	70,879	217,654

Distributions:
Institutional Shares	—	(50,562)
Total Distributions	—	(50,562)

Capital Share Transactions:(1)

Institutional Shares:
Issued	254,567	704,022
Reinvestment of Distributions	—	50,562
Redeemed	(527,463)	(108,350)
Increase (Decrease) from Institutional Shares Capital Share Transactions	(272,896)	646,234
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(272,896)	646,234
Total Increase (Decrease) in Net Assets	(202,017)	813,326

Net Assets:
Beginning of Period/Year	3,945,543	3,132,217
End of Period/Year	$3,743,526	$3,945,543

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as " —" are $0.

The accompanying notes are an integral part of the financial statements.
15

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Advisor Shares
	Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$16.85		$21.85	$20.81	$19.44	$24.64	$22.93
Income (Loss) from Operations:
Net Investment Loss(1)	(0.05)		(0.12)	(0.12)	(0.09)	(0.11)	(0.18)
Net Realized and Unrealized Gain (Loss)	1.53		(1.03)	2.99	2.79	(5.02)	2.99
Total from Operations	1.48		(1.15)	2.87	2.70	(5.13)	2.81
Dividends and Distributions from:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		(3.85)	(1.83)	(1.33)	(0.07)	(1.10)
Return of Capital	—		—	—	—	— ^	—
Total Dividends and Distributions	—		(3.85)	(1.83)	(1.33)	(0.07)	(1.10)
Net Asset Value, End of Year	$18.33		$16.85	$21.85	$20.81	$19.44	$24.64
Total Return †	8.78	%**	(5.53)%	13.72%	14.00%	(20.82)%	12.42%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$273,994		$295,468	$369,129	$362,889	$354,487	$480,911
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/ excluding fees paid indirectly)	1.28	%*	1.24%	1.24%	1.26%	1.27%	1.26%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.28	%*	1.24%	1.24%	1.26%	1.27%	1.26%
Ratio of Net Investment Loss to Average Net Assets	(0.60	)%*	(0.57)%	(0.56)%	(0.46)%	(0.53)%	(0.71)%
Portfolio Turnover Rate	27	%**	51%	44%	41%	24%	22%

*	Annualized.
**	Total return and portfolio turnover rate for the period indicated and has not been annualized.
†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
^	Amount represents less than $0.005.
(1)	Per share amounts calculated using average shares method.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.
16

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Institutional Shares
	Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$17.50		$22.48	$21.31	$19.83	$25.07	$23.25
Income (Loss) from Operations:
Net Investment Loss(1)	(0.03)		(0.07)	(0.07)	(0.04)	(0.06)	(0.11)
Net Realized and Unrealized Gain (Loss)	1.59		(1.06)	3.07	2.85	(5.11)	3.03
Total from Operations	1.56		(1.13)	3.00	2.81	(5.17)	2.92
Dividends and Distributions from:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		(3.85)	(1.83)	(1.33)	(0.07)	(1.10)
Return of Capital	—		—	—	—	— ^	—
Total Dividends and Distributions	—		(3.85)	(1.83)	(1.33)	(0.07)	(1.10)
Net Asset Value, End of Year	$19.06		$17.50	$22.48	$21.31	$19.83	$25.07
Total Return †	8.91	%**	(5.28)%	14.01%	14.28%	(20.62)%	12.72%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$542,200		$1,050,100	$1,635,959	$2,084,385	$2,177,932	$3,443,514
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/ excluding fees paid indirectly)	1.03	%*	0.99%	0.99%	1.01%	1.02%	1.01%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.03	%*	0.99%	0.99%	1.01%	1.02%	1.01%
Ratio of Net Investment Loss to Average Net Assets	(0.37	)%*	(0.33)%	(0.32)%	(0.22)%	(0.28)%	(0.45)%
Portfolio Turnover Rate	27	%**	51%	44%	41%	24%	22%

*	Annualized.
**	Total return and portfolio turnover rate for the period indicated and has not been annualized.
†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
^	Amount represents less than $0.005.
(1)	Per share amounts calculated using average shares method.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.
17

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Advisor Shares
	Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$19.64		$22.88	$23.23	$20.20		$27.88	$24.76
Income (Loss) from Operations:
Net Investment Loss(1)	(0.05)		(0.08)	(0.06)	(0.05	)(2)	(0.07)	(0.12)
Net Realized and Unrealized Gain (Loss)	0.55		0.41	1.46	3.15		(7.32)	6.09
Total from Operations	0.50		0.33	1.40	3.10		(7.39)	5.97
Dividends and Distributions from:
Net Investment Income	—		—	—	—		—	—
Net Realized Gains	—		(3.57)	(1.75)	(0.07)		(0.29)	(2.85)
Total Dividends and Distributions	—		(3.57)	(1.75)	(0.07)		(0.29)	(2.85)
Net Asset Value, End of Year	$20.14		$19.64	$22.88	$23.23		$20.20	$27.88
Total Return †	2.55	%**	1.42%	5.96%	15.35%		(26.51)%	24.60%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$88,398		$130,887	$191,883	$230,132		$226,276	$353,725
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/ excluding fees paid indirectly)	1.18	%*	1.11%	1.09%	1.09%		1.10%	1.09%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.19	%*	1.11%	1.09%	1.09%		1.10%	1.09%
Ratio of Net Investment Loss to Average Net Assets	(0.54	)%*	(0.37)%	(0.23)%	(0.21)%		(0.31)%	(0.44)%
Portfolio Turnover Rate	25	%**	44%	41%	29%		25%	32%

*	Annualized.
**	Total return and portfolio turnover rate for the period indicated and has not been annualized.
†	Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share amounts calculated using average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.
18

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Institutional Shares
	Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$20.73		$23.89	$24.13	$20.93	$28.79	$25.43
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.03)	—	0.01	(0.01)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.58		0.44	1.51	3.27	(7.56)	6.26
Total from Operations	0.55		0.41	1.51	3.28	(7.57)	6.21
Dividends and Distributions from:
Net Investment Income	—		—	—	(0.01)	—	—
Net Realized Gains	—		(3.57)	(1.75)	(0.07)	(0.29)	(2.85)
Total Dividends and Distributions	—		(3.57)	(1.75)	(0.08)	(0.29)	(2.85)
Net Asset Value, End of Year	$21.28		$20.73	$23.89	$24.13	$20.93	$28.79
Total Return †	2.65	%**	1.70%	6.19%	15.66%	(26.30)%	24.90%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,119,683		$2,881,614	$4,651,628	$5,341,148	$5,087,884	$7,082,857
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/ excluding fees paid indirectly)	0.93	%*	0.86%	0.84%	0.84%	0.85%	0.84%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.94	%*	0.86%	0.84%	0.84%	0.85%	0.84%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32	)%*	(0.12)%	0.01%	0.04%	(0.06)%	(0.19)%
Portfolio Turnover Rate	25	%**	44%	41%	29%	25%	32%

*	Annualized.
**	Total return and portfolio turnover rate for the period indicated and has not been annualized.
†	Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share amounts calculated using average shares method.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.
19

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Institutional Shares
	Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Year/Period	$11.86		$11.36	$11.35	$10.00
Income (Loss) from Operations:
Net Investment Loss(2)	(0.02)		(0.04)	(0.04)	—
Net Realized and Unrealized Gain	0.36		0.69	0.54	1.35
Total from Operations	0.34		0.65	0.50	1.35
Dividends and Distributions from:
Net Investment Income	—		—	—	—
Net Realized Gains	—		(0.15)	(0.49)	—
Total Dividends and Distributions	—		(0.15)	(0.49)	—
Net Asset Value, End of Year/Period	$12.20		$11.86	$11.36	$11.35
Total Return †	2.87	%**	5.74%	4.40%	13.50	%**

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,744		$3,946	$3,132	$2,382
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/excluding fees paid indirectly)	0.85	%*	0.85%	0.85%	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	2.43	%*	2.29%	5.43%	8.82	%*
Ratio of Net Investment Loss to Average Net Assets	(0.26	)%*	(0.32)%	(0.35)%	(0.11	)%*
Portfolio Turnover Rate	35	%**	55%	30%	6	%**

*	Annualized.
**	Total return and portfolio turnover rate for the period indicated and has not been annualized.
†	Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Institutional Shares commenced operations on October 16, 2023.
(2)	Per share amounts calculated using average shares method.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.
20

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty four funds. The financial statements herein are those of the Champlain Small Company Fund (the “Small Company Fund”), Champlain Mid Cap Fund (the “Mid Cap Fund”), and Champlain Strategic Focus Fund (the “Strategic Focus Fund”) (each a “Fund” and collectively, the “Funds”). The investment objective of the Funds is capital appreciation. The Small Company Fund and Mid Cap Fund are each classified as a “diversified” investment company under the 1940 Act. The Small Company Fund invests primarily in small companies that, at the time of purchase, are included in the S&P SmallCap 600 Index or Russell 2000 Index, or have market capitalizations within the range of the Russell 2000 Index as measured at its most recent annual reconstitution. Mid Cap invests primarily medium-sized company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution. The Strategic Focus Fund is classified as a “non-diversified" investment company under the 1940 Act. The Strategic Focus Fund invests primarily in securities of medium- to large-sized companies and may also invest in securities of small-sized companies. The financial statements of the remaining funds within the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds currently offer Advisor Shares and Institutional Shares. The Small Company Fund, Mid Cap Fund, and Strategic Focus Fund, commenced operations on August 31, 2016, January 3, 2011, and October 16, 2023, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

21

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Champlain Investment Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

22

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

●Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

23

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Classes – Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and change in unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting – An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is predetermined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio manager. The financial information in the form of the Funds' schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

24

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2026, the Small Company Fund, Mid Cap Fund and Strategic Focus Fund were charged $352,740, $666,852, and $1,149 for these services, respectively.

The Funds have adopted a Distribution Plan (the “Plan”) for the Advisor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average net assets attributable to the Advisor Shares as compensation for distribution services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended June 30, 2026, the Small Company Fund, Mid Cap Fund and the Strategic Focus Fund earned credits of $2,983, $28,975 and $ 229, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

25

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

5. INVESTMENT ADVISORY AGREEMENT:

The Adviser serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each fund:

Fund	Advisory Fee
Small Company Fund	0.90% on the first $250 million in assets; 0.80% on assets over $250 million
Mid Cap Fund	0.80% on the first $250 million in assets; 0.70% on assets over $250 million
Strategic Focus Fund	0.80% on the first $250 million in assets; 0.70% on assets over $250 million

The Adviser has contractually agreed to limit the total expenses of the Small Company Fund – Advisor Shares, Small Company Fund – Institutional Shares, Mid Cap Fund – Advisor Shares, Mid Cap Fund – Institutional Shares, Strategic Focus Fund Advisor Shares, and Strategic Focus Fund – Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and extraordinary expenses) to 1.30%, 1.05%, 1.20%, 0.95%, 1.10%, and 0.85% of the Funds’ respective average daily net assets through April 30, 2027, respectively. To maintain these expense limitations, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Funds. If at any point it becomes unnecessary for the Adviser, Administrator, or shareholder service agent to make expense limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three year period. As of June 30, 2026, the Funds did not recapture previously waived fees.

As of June 30, 2026, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Subject to Repayment
until December 31:	Mid Cap Fund	Strategic Focus Fund
2027	$–	$91,299
2028	–	81,017
2029	49,766	53,705
	$49,766	$226,021

26

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

6. SHARE TRANSACTIONS:

The following table summarizes each Fund’s share transactions for the six months ended, including shares issued, reinvested, and redeemed.

	Period Ended
	June 30, 2026	Year Ended
Small Company Fund	(Unaudited)	December 31, 2025
Advisor Shares
Issued	954,248	1,575,764
Reinvestment of Distributions	–	3,254,092
Redeemed	(3,544,552)	(4,189,006	)*
Net Advisor Shares Capital Share Transactions	(2,590,304)	640,850
Institutional Shares
Issued	6,275,150	20,207,242
Reinvestment of Distributions	–	11,242,854
Redeemed	(37,842,114)	(44,217,054	)*
Net Institutional Shares Capital Share Transactions	(31,566,964)	(12,766,958)
Net Decrease in Shares Outstanding	(34,157,268)	(12,126,108)

	Period Ended
	June 30, 2026	Year Ended
Mid Cap Fund	(Unaudited)	December 31, 2025
Advisor Shares
Issued	292,948	956,327
Reinvestment of Distributions	–	1,043,244
Redeemed	(2,567,435)	(3,721,106)*
Net Advisor Shares Capital Share Transactions	(2,274,487)	(1,721,535)
Institutional Shares
Issued	21,680,267	29,617,209
Reinvestment of Distributions	(1)	18,042,217
Redeemed	(108,098,540)	(103,307,786)*
Net Institutional Shares Capital Share Transactions	(86,418,274)	(55,648,360)
Net Decrease in Shares Outstanding	(88,692,761)	(57,369,895)

27

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

Strategic Focus Fund	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Institutional Shares
Issued	21,802	62,003
Reinvestment of Distributions	–	4,245
Redeemed	(47,741)	(9,097)
Net Institutional Shares Capital Share Transactions	(25,939)	57,151
Net Increase (Decrease) in Shares Outstanding	(25,939)	57,151

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 13 in the Notes to Financial Statements).

7. INVESTMENT TRANSACTIONS:

For the six months ended June 30, 2026, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
Small Company Fund	$287,277,386	$814,283,099
Mid Cap Fund	526,932,017	2,002,990,807
Strategic Focus Fund	1,236,347	1,615,928

For the six months ended June 30, 2026, in-kind transactions associated with purchases and sales were:

			Realized Gain/
	Purchases	Sales	(Loss)
Small Company Fund	$1,628,859	$50,927,381	$67,518,773
Mid Cap Fund	–	283,307,245	116,434,478

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

28

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

The tax character of dividends and distributions declared during the fiscal years ended December 31, 2025, and December 31, 2024 were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Small Company Fund
2025	$56,316,185	$202,501,885	$–	$258,818,070
2024	10,378,538	144,773,393	–	155,151,931
Mid Cap Fund
2025	7,964,410	459,390,932	–	467,355,342
2024	24,304,618	315,974,687	–	340,279,305
Strategic Focus Fund
2025	4,155	46,407	–	50,562
2024	70,197	55,344	–	125,541

As of December 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

	Small Company		Strategic Focus
	Fund	Mid Cap Fund	Fund
Undistributed Ordinary Income	$–	$59,754,686	$–
Undistributed Long-Term Capital Gain	–	–	204,213
Post-October losses	(20,918,348)	–	–
Unrealized Appreciation	139,462,363	563,763,594	224,621
Other Temporary Differences	9	(2)	–
Total Distributable Earnings	$118,544,024	$623,518,278	$428,834

Post-October losses represent losses realized on investment transactions from November 1, 2025 through December 31, 2025 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at December 31, 2025 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

29

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2026:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Company Fund	$639,156,801	$221,782,471	$(41,344,822)	$180,437,649
Mid Cap Fund	869,907,643	390,453,240	(45,756,723)	344,696,517
Strategic Focus Fund	3,455,132	474,887	(18,847)	456,040

9. CONCENTRATION OF RISKS:

As with investing in all mutual funds, investing in the Funds involves risk, and there is no guarantee that the Funds will achieve their investment goals. You could lose money on your investment in a Fund, just as you could with other investments. As described in each Fund’s Prospectus, the Funds are subject to the following risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective:

MARKET RISK (Each Fund) – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

ACTIVE MANAGEMENT RISK (Each Fund) – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK (Each Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

30

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

SMALL-CAPITALIZATION COMPANY RISK (Small Company Fund & Strategic Focus Fund) – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANY RISK (Mid Cap Fund and Strategic Focus Fund) – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

LARGE-CAPITALIZATION COMPANY RISK (Strategic Focus Fund) – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, the growth rates of investments in these large-sized companies may lag the growth rates of well-managed smaller companies during strong economic periods.

GROWTH INVESTMENT STYLE RISK (Strategic Focus Fund) – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

NON-DIVERSIFICATION RISK (Strategic Focus Fund) – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

31

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

10. CONCENTRATION OF SHAREHOLDERS:

At June 30, 2026, 90% of the total shares outstanding of the Small Company Fund Advisor Shares were held by two shareholders; 57% of the total shares outstanding of the Small Company Fund Institutional Shares were held by three shareholders; 69% of the total shares outstanding of the Mid Cap Fund Advisor Shares were held by two shareholders, 53% of the total shares outstanding of the Mid Cap Fund Institutional Shares were held by two shareholders; 86% of the total shares outstanding of Strategic Focus Fund Institutional Shares were held by three shareholders.

11. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. LINE OF CREDIT:

The Small Company Fund and Mid Cap Fund have entered into an umbrella loan agreement with the Custodian which enables the Funds to participate in a single $250 million uncommitted, senior secured line of credit, with an expiration date of March 9, 2027. During the six months ended June 30, 2026, the Strategic Focus Fund did not participate in any borrowing.

The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. These fees are included as “Line of Credit” on the Statements of Operations. For the six months ended June 30, 2026, the Small Company Fund borrowed an average of $19,458,667 at an interest rate of 6.75% and Mid Cap Fund borrowed $24,685,000 at an interest rate of 6.75%. As of the six months ended June 30, 2026, there were no borrowings outstanding.

13. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow's discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2026 are recorded within the Statement of Operations, if applicable.

32

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026 (Unaudited)

ReFlow activity during the six months ended June 30, 2026 was as follows:

		Value of Cash
		and Securities
Fund	Date Range	Sold	Shares Sold
Small Company Fund	01/05/2026 - 02/19/2026	$51,255,771	2,832,118
Mid Cap Fund	01/05/2026 - 02/19/2026	290,269,726	13,905,755

14. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

33

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN FUNDS
JUNE 30, 2026

OTHER INFORMATION (Form N-CSRS ITEM 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

34

Champlain Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-773-3238

Adviser:

Champlain Investment Partners, LLC

180 Battery Street

Burlington, VT 05401

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

CSC-SA-001-2200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund II

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2026

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	September 4, 2026